Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Number of months net losses expected to be reclassified from accumulated other comprehensive income into earnings	23 months